Annual Operating Expenses - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund - Fidelity Balanced Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.51%